Provisions (Details Textual) - INR (₨) ₨ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of other provisions [line items]
Carrying value		₨ 7,659	₨ 6,324
Other environment related provision [member]
Disclosure of other provisions [line items]
Initial liability assumed		39
Carrying value	[1]	₨ 0	₨ 64

[1]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.64). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position. During the year ended March 31, 2026, the Company was released from this obligation, resulting in the reversal of the environmental liability with a corresponding adjustment to the related indemnification asset.